Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)
June 30, 2025

EIN: 91-0849125
Plan Number: 001 Form 5500

(a)	(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Fair Value
Common/collective trust funds:
	Galliard Capital Management	Stable Return Fund PN	**	3,848,358
				3,848,358
Mutual Funds:
*	Fidelity	500 Index Fund	**	6,173,502
	T. Rowe Price	Blue Chip Growth Fund	**	5,185,220
	Vanguard	Target Retirement 2035 Fund	**	4,492,574
	Vanguard	Target Retirement 2030 Fund	**	3,914,741
	DFA	U.S. Large Cap Value Institutional Class	**	3,904,720
	Vanguard	Target Retirement 2040 Fund	**	2,922,614
	Vanguard	Target Retirement 2025 Fund	**	2,025,654
	Vanguard	Target Retirement 2050 Fund	**	2,018,877
	Vanguard	Target Retirement 2045 Fund	**	1,658,367
*	Fidelity	Total Bond Fund	**	1,618,818
	Vanguard	Target Retirement 2020 Fund	**	1,371,226
	Vanguard	Target Retirement 2060 Fund	**	1,182,699
*	Fidelity	Small Cap Growth Fund	**	1,101,110
	DFA	U.S. Small Cap Value Institutional Class	**	947,820
	MFS	International Diversification R4	**	923,182
	Vanguard	Vanguard Target Retirement 2055 Fund	**	911,051
	American Funds	EuroPacific Growth Fund® Class R-6	**	783,430
*	Fidelity	Mid Cap Index Fund	**	756,813
	Vanguard	Vanguard Target Retirement Income Fund	**	682,361
*	Fidelity	Government Money Market K6	**	604,954
	Victory Sycamore	Established Value Fund Class I	**	527,053
	DFA	Emerging Markets Core Equity Inst. Class	**	391,697
	Janus Henderson	Enterprise Fund Class I	**	274,000
	Vanguard	Target Retirement 2065 Fund	**	266,076
*	Fidelity	Small Cap Index Fund	**	247,203
	PIMCO	Real Return Fund Institutional Class	**	112,828
	Cohen & Steers	Realty Shares Fund Class Z	**	31,555
	Vanguard	Target Retirement 2070 Fund	**	5,433
	Total Mutual Funds			45,035,578

Common Equity Securities:
*	Key Tronic Corporation	Common Stock	**	826,025

*	Participant Directed Brokerage Accounts	Various	**	880,984

*	Participant Loans	Loans to participants with interest rates of 4.25% - 9.50%, due through 2030	$—	593,411
	Total Assets			51,184,356

*    Party-in-interest as defined by ERISA
**    Cost of participant-directed investments is not required to be disclosed under ERISA